Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income (loss) Before Provision for Income Taxes

Income (loss) before provision for income taxes consisted of the following (in thousands):

	Year Ended June 30,
	2011	2012
North America	$(4,527)	$(3,087)
Asia-Pacific	(1,373)	17,189

	$(5,900)	$14,102

Provision (benefit) for Income Taxes

The provision (benefit) for income taxes consisted of the following (in thousands):

	Year Ended June 30,
	2011	2012
Current:
U.S. Federal	$144	$—
State	49	—
Foreign	276	501

	469	501

Deferred:
U.S. Federal	1,291	850
State	84	100
Foreign	1,114	3,909

	2,489	4,859

	$2,958	$5,360

Components of Net Deferred Tax Liability

The components of the net deferred tax liability are as follows (in thousands):

	June 30,
	2011	2012
Deferred tax assets:
Net operating loss and tax credit carryforwards	$17,111	$15,508
Deferred revenue and expenses	466	779
Accrued compensation and other benefits	877	1,322
Allowance for doubtful accounts	374	458
Unrealized exchange gains and losses	—	—

Total deferred tax assets	18,828	18,067
Valuation allowance	—	—

Net deferred tax assets	18,828	18,067

Deferred tax liabilities:
Accelerated tax depreciation and amortization	(34,592)	(38,830)
Other	(71)	—

Total deferred tax liabilities	(34,663)	(38,830)

Net deferred tax liabilities	$(15,835)	$(20,763)

Reconciliation of U.S. Federal Statutory Rate

A reconciliation of the U.S. federal statutory rate of 34% to the Company’s effective tax rate is as follows:

	Year Ended June 30,
	2011	2012
Federal statutory rate	(34.0)%	34.0%
State and Asia-Pacific taxes, net of U.S. federal benefit and credit	(4.0)	4.0
U.S. income taxes related to RWH IPO	48.5	—
Amortization and impairment of goodwill and intangible assets, net	30.1	—
Nondeductible expenses (primarily share-based compensation expense at Royal Wolf)	9.5	—

Effective tax rate	50.1%	38.0%